OTHER GAINS (LOSSES) - NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER GAINS (LOSSES) - NET
Impairment loss	$ 47	$ 4,922	$ (7,827)
Goodwill
OTHER GAINS (LOSSES) - NET
Impairment loss		(1,122)
Intangible assets
OTHER GAINS (LOSSES) - NET
Impairment loss		$ (1,600)